Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 428	$ 559	$ 532
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	315,000,000	315,000,000	315,000,000
Common stock, shares issued (in shares)	76,552,595	76,292,241	72,027,743
Common stock, shares outstanding (in shares)	76,552,595	76,292,241	72,027,743	71,810,419